Long-term debt (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CAD ($) $ / shares	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Accordion feature	$ 100,000		$ 100,000
Revolving credit facility	113,389		63,659
Convertible debenture	300,000		350,000
Convertible debenture (2016) [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture						$ 50,000
Convertible debenture (2017) [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture					$ 300,000
Borrowings, interest rate					4.00%
Conversion price | $ / shares					22.89
Convertible debenture (2017) [Member] | Public offering [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture					$ 184,000
Convertible debenture (2017) [Member] | Private placements offering [Member]
Disclosure of detailed information about borrowings [line items]
Convertible debenture					$ 116,000
Revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Increase in revolving credit facility available balance	150,000
Revolving credit facility, available balance	550,000
Accordion feature	100,000
Revolving credit facility	$ 113,400
Revolving credit facility drawn during period		$ 50	$ 63,400	$ 50
Borrowings, interest rate	2.25%
Additional amount withdrawn to repay Investissement Quebec convertible debenture	$ 50,000
Revolving credit facility [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Revolving credit facility, available balance	$ 650,000